Load [Member] Investment Objectives and Goals - Kentucky Tax-Free Income Series	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Kentucky Tax-Free Income Series
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Fund seeks to provide a high and stable level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.